CECL (Details 11) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Securities Held-To-Maturity, Amortized Cost [Line Items]
Debt securities held-to-maturity	SFr 921	SFr 0